Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
8. Reconciliation of Financial Statements to Form 5500

The following are reconciliations of net assets available for benefits and changes in net assets available for benefits as presented in these financial statements to the balances per Form 5500:

	As of December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$2,001,570	$1,865,914
Adjustment from contract value to fair value for fully benefit-responsive GICs	(1,640)	(4,923)
Net assets available for plan benefits per the Form 5500	$1,999,930	$1,860,991

For the Year Ended December 31, 2025
Change in net assets available for benefits prior to transfers per the financial statements	$129,149
Change in adjustment from contract value to fair value for fully benefit-responsive GICs	3,283
Change in net assets available for benefits per the Form 5500	$132,432